QUARTERLY OPERATING RESULTS (UNAUDITED) - Consolidated Financial Information on a Quarterly Basis (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended															9 Months Ended		12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015		Mar. 31, 2015		Sep. 30, 2015		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effect of Fourth Quarter Events [Line Items]
Revenue	$ 1,927,884		$ 2,137,877		$ 2,045,594		$ 2,017,242		$ 2,540,807			$ 2,478,837		$ 2,405,418		$ 2,515,855		$ 8,128,597	$ 9,940,917	$ 10,261,046
Gross profit	19,904		216,983		198,268		194,069		275,339			273,567		261,936		257,929		629,224	1,068,771	1,067,616
Goodwill impairment	655,000								0	[1]	$ 453,100	0	[1]	0	[1]	453,100	[1]	0	453,100	0
Loss on net assets sold and intangible assets impairment	(148,148)	[2]	0	[2]	0	[2]	0	[2]	(345,371)	[1]		0	[1]	0	[1]	(707,380)	[1]	148,148	1,052,751	0
Net income (loss) from continuing operations	(44,221)	[3]	133,076	[3]	108,062	[3]	91,528	[3]	(104,657)			148,718		114,026		(766,740)		288,445	(608,653)	503,919
Net (loss) income from discontinued operations (Note 5)	(616,531)		35,343		24,486		28,434		57,613			37,170		42,723		41,186		(528,268)	178,692	132,206
Net (loss) income	(660,752)		168,419		132,548		119,962		(47,044)			185,888		156,749		(725,554)		(239,823)	(429,961)	636,125
Net income (loss) from continuing operations attributable to CB&I	(48,790)		87,347		99,790		78,939		(122,285)			132,820		89,902		(781,033)		217,286	(680,596)	413,277
Net income from discontinued operations attributable to CB&I	(616,903)		34,413		24,049		27,986		56,560			36,695		42,326		40,600		(530,455)	176,181	130,330
Net (loss) income attributable to CB&I	$ (665,693)		$ 121,760		$ 123,839		$ 106,925		$ (65,725)			$ 169,515		$ 132,228		$ (740,433)		$ (313,169)	$ (504,415)	$ 543,607
Net (loss) income attributable to CB&I per share (Basic):
Continuing operations, Basic (dollars per share)	$ (0.49)		$ 0.86		$ 0.95		$ 0.75		$ (1.17)			$ 1.22		$ 0.83		$ (7.41)		$ 2.11	$ (6.37)	$ 3.82
Discontinued operations, Basic (dollars per share)	(6.16)		0.34		0.23		0.27		0.54			0.34		0.39		0.39		(5.16)	1.65	1.21
Net income (loss) attributable to CB&I per share—basic (in dollars per share)	(6.65)		1.20		1.18		1.02		(0.63)			1.56		1.22		(7.02)		(3.05)	(4.72)	5.03
Net (loss) income attributable to CB&I per share (Diluted):
Continuing operations, Diluted (dollars per share)	(0.49)		0.86		0.94		0.75		(1.17)			1.21		0.82		(7.41)		2.10	(6.37)	3.79
Discontinued operations, Diluted (dollars per share)	(6.16)		0.34		0.23		0.26		0.54			0.34		0.39		0.39		(5.12)	1.65	1.19
Net income (loss) attributable to CB&I per share—diluted (in dollars per share)	$ (6.65)		$ 1.20		$ 1.17		$ 1.01		$ (0.63)			$ 1.55		$ 1.21		$ (7.02)		$ (3.02)	$ (4.72)	$ 4.98
Disposal group consideration, present value, net																		$ 96,300
Income tax expense (benefit)																		(61,381)	$ (155,003)	$ 201,053
Asset impairment charges																			1,505,851
Non-cash after-tax impairment charge																		$ 1,135,200
Intangible assets impairment											79,100
Loss on net assets sold	$ 345,400										$ 628,300								$ 973,651
Reversal of Deferred Tax Liability
Net (loss) income attributable to CB&I per share (Diluted):
Income tax expense (benefit)	$ (67,000)

[1]	In 2015, we recorded a non-cash pre-tax charge of approximately $1,505,900 (approximately $1,135,200 after-tax) related to the impairment of goodwill (approximately $453,100 recorded in the third quarter) and intangible assets (approximately $79,100 recorded in the third quarter) and a loss on net assets sold (approximately $628,300 and $345,400 recorded in the third and fourth quarters, respectively).
[2]	we recorded a non-cash pre-tax charge of approximately $148,100 (approximately $96,300 after-tax) resulting from a reserve for the Transaction Receivable associated with the 2015 sale of our Nuclear Operations.
[3]	In the fourth quarter 2016, we recorded an income tax benefit of approximately $67,000 resulting from the reversal of a deferred tax liability associated with historical earnings of a non-U.S. subsidiary for which the earnings are no longer anticipated to be subject to tax.